COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Operating lease expense	$ 16,054	$ 16,054	$ 64,216	$ 64,216
Total lease expense	$ 16,054	$ 16,054	$ 64,216	$ 64,216